Leases - Schedule of Costs Associated with Operating Lease Expenses (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Leases [Abstract]
Operating lease expense	$ 320
Short-term lease expense	24
Variable lease expense	30
Total lease expense	$ 374